Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

The Company’s long-term investments consisted of the following:

Equity method investments	Amounts
RMB
Balance as of December 31, 2022	8,707
Loss attributable to nonconsolidated entity	(381)
Balance as of December 31, 2023	8,326
Capital contribution by the Company	3,000
Gain attributable to nonconsolidated entity	579
Balance as of December 31, 2024	11,905